GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 248	$ 256
Severance payments	3	9
Employee costs	98	153
Corporate administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	227	201
Operating segment administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 21	$ 55